Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Royalties	Fees	Bonuses	Total Payments
Total		$ 239,990	$ 6,325	$ 3,613	$ 249,928
United States of America (US)
Total		239,990	5,833	3,613	249,436
United States of America (US) | U.S. Federal Department of the Interior Bureau of Ocean Energy Management
Total			400	2,303	2,703
United States of America (US) | U.S. Federal Department of the Interior Bureau of Safety and Environmental Enforcement
Total			232		232
United States of America (US) | U.S. Federal Department of the Interior Office of Natural Resources Revenue
Total	[1]	$ 239,990	5,201	$ 1,310	246,501
United Mexican States (MX)
Total			492		492
United Mexican States (MX) | Mexican Petroleum Fund for Stabilization and Development
Total	[2]		$ 492		$ 492

[1]	Royalties include $0.7 million of interest. The Federal Oil and Gas Royalty Management Act of 1982 requires the Office of Natural Resources Revenue to charge underpayment interest, which applies to late payments and any underpayment due.
[2]	Conversion of payments denominated in the Mexican peso (MXN) were translated using the 2023 annual average rate (1 MXN = 0.05646 USD). All payments made to the Mexican Petroleum Fund for Stabilization and Development were denominated in the MXN.